Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Derivatives not designated as hedging instruments) (Detail) - Nondesignated - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2026		Sep. 30, 2025
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ 0	[1]	¥ 0	[2]
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]	0		0
Interest rate swap agreements | Services income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Interest rate swap agreements | Services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		15		33
Futures | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(292)	[1]	(1,106)	[2]
Futures | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]	0		0
Futures | Services income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(2)
Futures | Services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		15
Futures | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		1,946		2,513
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(386)	[1]	(3,070)	[2]
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]	(2,950)		(2,436)
Foreign exchange contracts | Services income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Foreign exchange contracts | Services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		2,518		(11,733)
Credit derivatives held/written | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]
Credit derivatives held/written | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]	0		0
Credit derivatives held/written | Services income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Credit derivatives held/written | Services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(2)		(2)
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]	0		0
Options held/written and other | Services income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Options held/written and other | Services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ (2,474)		¥ 95

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2026 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).
[2]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2025 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).
[3]	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.